Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
NOTE 2 – ACQUISITIONS:

The results of the following acquisitions done by the Company to further expand its product offerings and market position are included in the Company's consolidated statement of income (loss) as of the date of the acquisition of each company.

In July 2011, the Company through its subsidiary Retalix Holdings Inc., acquired substantially all of the assets and certain identified liabilities of MTXEPS LLC, a provider of innovative, secure, end-to-end electronic payment software solutions for retailers delivered via SaaS and in-store models, for $18,950,000 in cash and up to an additional $6,000,000 may be paid over the course of the next two years based on the achievement of certain performance metrics. The acquisition aimed at enhancing our market leadership in offering retailers comprehensive, advanced solutions across all customer touch points and sales channels, and enhancing our SaaS offering. The identified tax deductable intangible assets and goodwill acquired amounted to approximately $22,615,000 and included customer relationships of approximately $7,051,000 to be amortized over an estimated useful life of 10 years, acquired technology of approximately $1,372,000 to be amortized over an estimated useful life of 5 years and Goodwill of approximately $14,192,000. Such goodwill reflects the value of the Company's expectations for future growth opportunities. Pro-forma information with respect to MTXEPS LLC is not required as it is not material.